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                                                        [LOGO]
                                                        THE HARTFORD



September 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       SEPARATE ACCOUNT FIVE (REGISTRANT)
       PUTNAM HARTFORD INHERITANCE MANAGER
       FILE NO. 333-36367

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Supplement that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 30, 2002.

If you have any questions, please feel free to contact me at (860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist